Revenues - Schedule of Revenues (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Revenues [Line Items]
Total revenues	¥ 913,333	$ 127,496	¥ 786,068
Vocational education services [Member]
Schedule of Revenues [Line Items]
Total revenues	17,235	2,406	32,875
Employee management services [Member]
Schedule of Revenues [Line Items]
Total revenues	847,790	118,346	683,138
HR recruitment services [Member]
Schedule of Revenues [Line Items]
Total revenues	9,123	1,274	12,243
Market Services [Member]
Schedule of Revenues [Line Items]
Total revenues	¥ 39,185	$ 5,470	¥ 57,812